FINANCIAL INSTRUMENTS AND RISKS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial asset	R$ 39,381.0	R$ 24,524.8
Financial liability	33,744.3	32,959.9
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	32,048.2	29,133.1
Financial liabilities at amortised cost, category [member] | Trade payable [member]
IfrsStatementLineItems [Line Items]
Financial liability	25,551.2	23,502.4
Financial liabilities at amortised cost, category [member] | Interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,452.7	3,501.1
Financial liabilities at amortised cost, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	3,044.3	2,129.6
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	1,696.1	3,826.8
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	300.5	272.6
Financial liabilities at fair value through profit or loss, category [member] | Put option granted on subsidiary [member]
IfrsStatementLineItems [Line Items]
Financial liability	1,184.2	2,791.1
Financial liabilities at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial liability	211.4	763.1
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	36,991.9	23,867.9
Financial assets at amortised cost, category [member] | Financial asset, cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial asset	28,595.7	16,059.0
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset	8,140.2	7,566.7
Financial assets at amortised cost, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	256.0	242.2
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	2,389.1	656.9
Financial assets at fair value through profit or loss, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	1,170.5	277.2
Financial assets at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial asset	R$ 1,218.6	R$ 379.7